NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2022
NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS [Abstract]
NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS
26	NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS

This item consists of the following:

	2022
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Gross claims, Note 16(b)	1,547,674	399,919	329,442	2,277,035
Ceded claims, Note 9(b)	(252,125)	(82,190)	(12,830)	(347,145)
Net insurance claims	1,295,549	317,729	316,612	1,929,890

	2021
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims, Note 16(b)	2,183,789	375,162	325,307	2,884,258
Ceded claims, Note 9(b)	(406,494)	(120,546)	(15,301)	(542,341)
Net insurance claims	1,777,295	254,616	310,006	2,341,917

	2020
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims, Note 16(b)	1,383,344	326,183	281,627	1,991,154
Ceded claims, Note 9(b)	(138,573)	(131,444)	(13,024)	(283,041)
Net insurance claims	1,244,771	194,739	268,603	1,708,113

As of December 31, 2022, the decrease in net life insurance claims is mainly due to a lower claim rate of real cases due to COVID-19 for S/466.5 million, release of IBNR for S/69.8 million and other minors for S/ 54.6 million. As of December 31, 2021, the increase in net claims for life insurance is mainly due to the increase in claims in real cases due to COVID-19 for S/335.2 million, higher claims in credit life for S/49.7 million, annuities for S/30.9 million, Complementary Risk Work Insurance (“SCTR”) for S/30.3 million as a result of the normalization of activities regarding the limitation of activities due to the 2020 pandemic and other minors for S/87.0 million.

As of December 31, 2022, the increase in net claims for general insurance corresponds to a higher claim rate of vehicles for S/38.2 million, transportation for S/16.6 million and other minor claims for S/8.3 million. As of December 31, 2021, the restrictions established by the government in relation to circulation and capacity in commercial activities began to be less rigid, which led to a gradual increase in claims in the general insurance business, but without reaching pre-pandemic levels, mainly in the Auto lines and in the Mandatory Traffic Accident Insurance (“SOAT” by its acronym in Spanish).